Segmented information	6 Months Ended
Jun. 30, 2021
Segmented information
Segmented information

17.Segmented information

The Company operates in two reportable business segments.

The two reportable business segments offer different products, require different production processes and are based on how the financial information is produced internally for the purposes of making operating decisions.  The following summary describes the operations of each of the Company’s reportable business segments:

•	Electric Vehicles – development and manufacture of electric vehicles for mass markets; and
•	Custom built vehicles – development and manufacture of high-end custom-built vehicles.

No business segments have been aggregated to form the above reportable business segments.

	Three months ended June 30, 2021		Three months ended June 30, 2020
		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Revenue	$—	$298,796	$—	$12,038
Gross profit	—	45,092	—	(15,986)
Operating expenses	(15,300,323)	(66,518)	(4,359,036)	(44,489)
Other items	3,762,769	112,445	(4,994,265)	78,852
Current income tax recovery	(850)	—	—	—
Deferred income tax recovery	—	—	—	(3,375)
Net income/(loss)	$(11,538,404)	$91,019	$(9,353,301)	$15,002

	Six months ended June 30, 2021		Six months ended June 30, 2020
		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Revenue	$—	$482,385	$—	$98,894
Gross profit	—	13,075	—	(53,373)
Operating expenses	(24,150,803)	(118,382)	(9,413,584)	(92,016)
Other items	12,478,061	150,850	(1,278,765)	61,029
Current income tax recovery	(850)	—	(800)	—
Deferred income tax recovery	—	—	—	20,381
Net income/(loss)	$(11,673,592)	$45,543	$(10,693,149)	$(63,979)

	June 30, 2021		December 31, 2020
	Electric Vehicles	Custom Built Vehicles	Electric Vehicles	Custom Built Vehicles
Inventory	$308,229	$270,101	$305,443	$303,651
Plant and equipment	10,637,414	260,595	9,014,777	275,531